UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.5%

	Apartments — 18.9%
1,718	Apartment Investment & Management Co., Class A	65,157
892	AvalonBay Communities, Inc.	148,455
585	Equity Residential (m)	43,487
347	Essex Property Trust, Inc.	77,184
139	Home Properties, Inc.	10,330
730	Mid-America Apartment Communities, Inc.	55,740

		400,353

	Diversified — 5.5%
229	American Tower Corp.	21,268
1,320	Liberty Property Trust	46,104
485	Vornado Realty Trust	48,493

		115,865

	Health Care — 10.4%
2,392	HCP, Inc.	92,605
758	Health Care REIT, Inc.	53,226
1,365	Healthcare Realty Trust, Inc.	32,508
806	Omega Healthcare Investors, Inc.	29,031
193	Ventas, Inc.	12,825

		220,195

	Hotels — 8.5%
2,854	DiamondRock Hospitality Co.	37,587
1,329	FelCor Lodging Trust, Inc.	14,279
1,738	LaSalle Hotel Properties	63,357
3,682	Strategic Hotels & Resorts, Inc. (a)	44,474
1,361	Sunstone Hotel Investors, Inc.	20,773

		180,470

	Industrial — 5.9%
78	DCT Industrial Trust, Inc.	2,538
3,067	Prologis, Inc.	121,403

		123,941

	Office — 15.0%
715	Boston Properties, Inc.	92,935
924	Douglas Emmett, Inc.	27,156
947	Highwoods Properties, Inc.	39,723
708	Kilroy Realty Corp.	48,923
1,810	Parkway Properties, Inc.	31,116
656	SL Green Realty Corp.	77,848

		317,701

	Regional Malls — 14.4%
3,293	General Growth Properties, Inc.	93,295
233	Macerich Co. (The)	19,104
1,065	Simon Property Group, Inc. (m)	193,137

		305,536

	Shopping Centers — 9.6%
1,990	Brixmor Property Group, Inc.	49,308
1,889	Equity One, Inc.	46,818
977	Regency Centers Corp.	61,656
1,343	Weingarten Realty Investors	45,282

		203,064

	Single Tenant — 4.3%
971	National Retail Properties, Inc.	36,417
5,121	Spirit Realty Capital, Inc.	55,253

		91,670

	Storage — 7.0%
374	Extra Space Storage, Inc.	26,212
634	Public Storage	122,799

		149,011

	Total Common Stocks (Cost $1,872,280)	2,107,806

Short-Term Investment — 0.5%

	Investment Company — 0.5%
10,606	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $10,606)	10,606

	Total Investments — 100.0% (Cost $1,882,886)	2,118,412
	Other Assets in Excess of Liabilities — 0.0% (g)	637

	NET ASSETS — 100.0%	$2,119,049

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities and/or forward foreign currency exchange contracts.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,702
Aggregate gross unrealized depreciation	(23,176)

Net unrealized appreciation/depreciation	$235,526

Federal income tax cost of investments	$1,882,886

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,118,412	$–	$–	$2,118,412

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 91.6%

Consumer Discretionary — 7.3%

	Hotels, Restaurants & Leisure — 1.0%
238	Brinker International, Inc.	13,122
125	Wyndham Worldwide Corp.	10,588

		23,710

	Household Durables — 1.1%
389	Tupperware Brands Corp.	25,593

	Media — 0.6%
246	John Wiley & Sons, Inc., Class A	14,255

	Specialty Retail — 3.6%
984	American Eagle Outfitters, Inc.	16,101
551	GNC Holdings, Inc., Class A	24,524
334	Guess?, Inc.	5,849
791	Sally Beauty Holdings, Inc. (a)	24,686
365	Vitamin Shoppe, Inc. (a)	14,478

		85,638

	Textiles, Apparel & Luxury Goods — 1.0%
403	Columbia Sportswear Co.	22,592

	Total Consumer Discretionary	171,788

Energy — 4.1%

	Energy Equipment & Services — 2.5%
712	Patterson-UTI Energy, Inc.	14,388
3,367	TETRA Technologies, Inc. (a)	21,179
967	Tidewater, Inc.	23,732

		59,299

	Oil, Gas & Consumable Fuels — 1.6%
760	PBF Energy, Inc., Class A	20,386
190	Tesoro Corp.	16,815

		37,201

	Total Energy	96,500

Financials — 32.2%

	Banks — 9.2%
819	Bancorp, Inc. (The) (a)	7,919
2,121	BBCN Bancorp, Inc.	30,547
1,927	First Horizon National Corp.	28,446
5,365	First Niagara Financial Group, Inc.	47,800
6,910	Investors Bancorp, Inc.	82,993
454	PrivateBancorp, Inc.	17,311

		215,016

	Capital Markets — 3.1%
3,378	Apollo Investment Corp.	26,519
2,644	Fifth Street Finance Corp.	18,352
273	Investment Technology Group, Inc.	7,333
1,214	Janus Capital Group, Inc.	22,038

		74,242

	Insurance — 11.7%
2,098	CNO Financial Group, Inc.	37,771
3,485	Genworth Financial, Inc., Class A (a)	27,670
1,529	HCC Insurance Holdings, Inc.	87,407
550	StanCorp Financial Group, Inc.	40,794
1,636	Symetra Financial Corp.	40,007
63	White Mountains Insurance Group Ltd.	40,837

		274,486

	Real Estate Investment Trusts (REITs) — 8.2%
727	AG Mortgage Investment Trust, Inc.	13,697
1,319	Apollo Commercial Real Estate Finance, Inc.	22,640
570	Chatham Lodging Trust	15,929
1,251	Colony Financial, Inc., Class A	32,094
2,658	Franklin Street Properties Corp.	30,864
960	Hatteras Financial Corp.	17,233
2,363	Inland Real Estate Corp.	23,962
247	Ryman Hospitality Properties, Inc.	13,624
605	Starwood Property Trust, Inc.	14,463
286	Starwood Waypoint Residential Trust	7,208

		191,714

	Total Financials	755,458

Health Care — 5.1%

	Health Care Equipment & Supplies — 1.8%
607	Haemonetics Corp. (a)	25,073
521	Masimo Corp. (a)	18,276

		43,349

	Health Care Providers & Services — 1.8%
524	Health Net, Inc. (a)	32,638
271	PharMerica Corp. (a)	9,015

		41,653

	Health Care Technology — 1.5%
1,892	Allscripts Healthcare Solutions, Inc. (a)	26,626
145	Computer Programs & Systems, Inc.	7,604

		34,230

	Total Health Care	119,232

Industrials — 15.8%

	Aerospace & Defense — 3.8%
704	B/E Aerospace, Inc.	40,385
1,134	KLX, Inc. (a)	49,721

		90,106

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued

	Commercial Services & Supplies — 4.7%
415	Brink’s Co. (The)	13,260
1,553	Civeo Corp.	6,211
653	Clean Harbors, Inc. (a)	36,785
1,528	Copart, Inc. (a)	52,851

		109,107

	Construction & Engineering — 1.2%
487	Dycom Industries, Inc. (a)	28,055

	Machinery — 3.6%
1,363	Actuant Corp., Class A	32,028
777	Kennametal, Inc.	28,031
1,010	Terex Corp.	24,968

		85,027

	Marine — 1.1%
657	Matson, Inc.	26,470

	Trading Companies & Distributors — 1.4%
2,087	MRC Global, Inc. (a)	31,957

	Total Industrials	370,722

Information Technology — 16.1%

	Communications Equipment — 0.8%
305	ADTRAN, Inc.	5,260
1,796	Harmonic, Inc. (a)	12,232

		17,492

	Electronic Equipment, Instruments & Components — 2.4%
580	Dolby Laboratories, Inc., Class A	22,687
506	MTS Systems Corp.	34,399

		57,086

	IT Services — 9.9%
647	Broadridge Financial Solutions, Inc.	35,053
596	Cardtronics, Inc. (a)	21,754
3,399	Convergys Corp.	84,393
1,725	Global Cash Access Holdings, Inc. (a)	13,338
455	Global Payments, Inc.	47,536
1,197	Sykes Enterprises, Inc. (a)	28,993

		231,067

	Semiconductors & Semiconductor Equipment — 0.7%
1,231	Intersil Corp., Class A	16,622

	Software — 2.3%
2,261	ACI Worldwide, Inc. (a)	53,837

	Total Information Technology	376,104

Materials — 6.2%

	Chemicals — 3.3%
492	Celanese Corp., Series A	33,840
755	Koppers Holdings, Inc.	19,485
1,438	Rayonier Advanced Materials, Inc.	23,717

		77,042

	Metals & Mining — 2.0%
2,823	Commercial Metals Co.	45,365

	Paper & Forest Products — 0.9%
922	PH Glatfelter Co.	21,657

	Total Materials	144,064

Utilities — 4.8%

	Electric Utilities — 1.8%
1,152	El Paso Electric Co.	41,880

	Gas Utilities — 3.0%
1,914	Piedmont Natural Gas Co., Inc.	71,366

	Total Utilities	113,246

	Total Common Stocks (Cost $1,959,764)	2,147,114

Short-Term Investment — 8.3%

	Investment Company — 8.3%
194,875	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $194,875)	194,875

	Total Investments — 99.9% (Cost $2,154,639)	2,341,989
	Other Assets in Excess of Liabilities — 0.1%	3,299

	NET ASSETS — 100.0%	$2,345,288

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2015.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$261,316
Aggregate gross unrealized depreciation	(73,966)

Net unrealized appreciation/depreciation	$187,350

Federal income tax cost of investments	$2,154,639

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,341,989	$–	$–	$2,341,989

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 30, 2015